Note M - Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 10 - Fair Value Measurements

The Company is required to disclose the estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. These fair value estimates are made at each balance sheet date, based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price for which a liability could be settled in an orderly transaction between market participants at the measurement date. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The methodologies used for estimating the fair value of financial assets and financial liabilities are discussed below:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments including due from banks and federal funds sold approximate their fair value.

Investment Securities

Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Loan Held for Sale

The fair value of loans held for sale is determined, when possible, using quoted secondary market prices. If no such quoted prices exist, the fair value of the loan is determined using quoted prices for a similar loan or loans, adjusted for the specific attributes of the loan.

FHLB Stock

The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Loans, net of allowance

For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable

The carrying amount is a reasonable estimate of fair value.

Deposits

The fair value of deposits that have no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturity dates, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings

The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable

The carrying amount is a reasonable estimate of fair value.

Derivative Instruments

Derivative instruments, including interest rate swaps and swap fair value hedges, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk discussed in Note K of the 2010 Audited Financial Statements, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, at June 30, 2011 and December 31, 2010 are as follows:

Financial Instruments Carrying Amounts and Estimated Fair Values

	June 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$66,980	$66,980	$65,378	$65,378
Investment securities	146,734	146,734	140,590	140,590
Loans held for sale	1,600	1,600	-	-
Loans, net of allowance	369,088	364,747	387,405	382,854
FHLB stock	1,882	1,882	1,757	1,757
Interest rate swap	-	-	459	459
Accrued interest receivable	1,462	1,462	1,640	1,640

Financial liabilities:
Deposits with no stated maturity	$153,030	$153,030	$107,999	$107,999
Deposits with stated maturities	250,876	251,671	299,821	300,393
Swap fair value hedge	601	601	569	569
Borrowings	28,556	27,778	27,769	26,913
Accrued interest payable	201	201	290	290

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record other assets at fair value on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques may include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Investment Securities Available-for-Sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments

Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. As of June 30, 2011 and December 31, 2010, the Company’s derivative instruments consist of interest rate swaps and swap fair value hedges.

Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price and discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At June 30, 2011 and December 31, 2010, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the six loans involved in fair value hedges at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other real estate owned

Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents, by level, the recorded amount of assets and liabilities at June 30, 2011 and December 31, 2010 measured at fair value on a recurring basis:

Fair Value on a Recurring Basis

	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Assets/Liabilities
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
U.S. Government agencies	$-	$15,574	$-	$15,574
Residential mortgage-backed securities	-	60,479	-	60,479
Collateralized agency mortgage obligations	-	54,239	-	54,239
Municipal securities	-	16,042	-	16,042
Debt Securities	-	-	400	400
Loans held for sale	-	1,600	-	1,600
Fair value loans	-	15,709	-	15,709
Swap fair value hedge	-	(601)	-	(601)

December 31, 2010
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt Securities	-	-	350	350
Corporate and other Securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)		(569)

There were no transfers between valuation levels during the three or six months ended June 30, 2011 or June 30, 2010.

The following are reconciliations of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2011 and June 30, 2010.

Level 3 Assets Reconciliation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Debt Securities:
Balance, beginning of period	$353	$400	$350	$400
Decrease in unrealized loss	47	8	50	8
		-		-
Balance, end of period	$400	$408	$400	$408

Assets Recorded at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis at June 30, 2011 and December 31, 2010 are included in the table below by level:

Fair Value on a Nonrecurring Basis

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Assets/
	Assets	Inputs	Inputs	(Liabilities)
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
OREO	$-	$3,470	$-	$3,470
Impaired loans:
Commercial and industrial	-	-	221	221
CRE - investor income producing	-	-	343	343
Acquisition, construction and
development	-	-	4,642	4,642
Residential mortgage	-	-	395	395
Home equity lines of credit	-	-	430	430

December 31, 2010
OREO	$-	$1,246	$-	$1,246
Impaired loans:
Commercial and industrial	-	-	157	157
CRE - owner-occupied	-	-	581	581
CRE - investor income producing	-	-	842	842
Acquisition, construction and
development	-	-	11,419	11,419
Home equity lines of credit	-	-	885	885

The carrying value of OREO is periodically reviewed and written down to fair value and any loss is included in earnings. During the six months ended June 30, 2011, OREO with a carrying value of $1.0 million was written down by $0.3 million to $0.7 million. There were no write downs of OREO during the six months ended June 30, 2010.

There were no transfers between valuation levels for any accounts for the three and six months ended June 30, 2011 and June 30, 2010. If different valuation techniques are deemed necessary, the Company would consider those transfers to occur at the end of the period that the accounts are valued.

NOTE M – FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments include cash and due from banks, interest-earning balances at banks, federal funds sold, investments, loans, accrued interest, borrowings, deposit accounts and interest rate swaps. Fair value estimates are made at a specific moment in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no active market readily exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents – Cash and cash equivalents, which are comprised of cash and due from banks, interest-earning balances at banks and federal funds sold, approximate their fair value.

Investment Securities - Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Federal Home Loan Bank Stock - The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Interest Rate Swap - Derivative instruments, including interest rate and loan swaps, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Loans, net of allowance - For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable - The carrying amount is a reasonable estimate of fair value.

Deposits - The fair value of deposits with no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturities, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings - The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable - The carrying amount is a reasonable estimate of fair value.

Financial Instruments with Off-Balance Sheet Risk - With regard to financial instruments with off-balance sheet risk discussed in Note K – Off-Balance Sheet Risk, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$65,378	$65,378	$23,237	$23,237
Investment securities	140,590	140,590	42,567	42,567
FHLB stock	1,757	1,757	1,896	1,896
Loans, net of allowance	387,405	382,854	390,162	385,041
Interest rate swap	459	459	1,149	1,149
Accrued interest receivable	1,640	1,640	1,614	1,614

Financial liabilities:
Deposits with no stated maturity	$107,999	$107,999	$76,393	$76,393
Deposits with stated maturities	299,821	300,393	316,240	316,112
Swap fair value hedge	569	569	496	496
Borrowings	27,769	26,913	33,884	33,263
Accrued interest payable	290	290	436	436

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair values. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques included use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale - Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments - Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. The Company’s derivative instruments consist of interest rate and loan swaps.

Loans - Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price or discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At December 31, 2010 and December 31, 2009, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the five loans involved in loan swaps at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other Real Estate Owned - Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

The following tables set forth by level, within the fair value hierarchy, the Company’s assets at fair value at December 31, 2010 and 2009:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets/ Liabilities at Fair Value
2010 recurring
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt securities	-	-	350	350
Corporate and other securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)	-	(569)

2009 recurring
U.S. Government agencies	$-	$5,759	$-	$5,759
Residential mortgage-backed securities	-	16,773	-	16,773
Collateralized agency mortgage obligations	-	3,221	-	3,221
Municipal securities	-	13,884	-	13,884
Debt securities	-	-	400	400
Corporate and other securities	-	2,530	-	2,530
Interest rate swap	-	1,149	-	1,149
Fair value loans	-	11,180	-	11,180
Swap fair value hedge	-	(496)	-	(496)

2010 nonrecurring
Other real estate owned	$-	$1,246	$-	$1,246
Impaired loans	-	-	37,724	37,724

2009 nonrecurring
Other real estate owned	$-	$1,550	$-	$1,550
Impaired loans	-	-	5,328	5,328

There were no transfers between valuation levels for any accounts. If different valuation techniques are deemed necessary, we would consider those transfers to occur at the end of the period that the accounts are valued.

The following are reconciliations of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2009.

Debt
Securities
2010
Balance, beginning of year	$400
Unrealized losses	(50)
Balance, end of year	$350

2009
Balance, beginning of year	$1,000
Unrealized losses	(100)
Impairment write-down	(500)
Balance, end of year	$400